SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Schedule Of Significant Accounting Policies [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation
While the previous MRM gaming subconcession expired on December 31, 2022, on December 16, 2022, the Macau government awarded a ten-year
concession to operate games of fortune and chance in casinos in Macau (the “Concession”) to MRM. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032. Under the Concession, MRM is authorized to operate the Studio City Casino.
On June 23, 2022, MRM and Studio City Entertainment Limited (“SCE”), a subsidiary of SCIH, amended a prior services and right to use agreement together with related agreements (the “Studio City Casino Agreement”) to align such agreement with the enacted amendments to the Macau gaming law. Under the Studio City Casino Agreement, MRM operates the Studio City Casino since the Company does not hold a gaming concession in Macau, and it also deducts gaming taxes and the costs incurred in connection with the operations of the Studio City Casino from Studio City Casino’s gross gaming revenues. The residual gross gaming revenues which the Company receives as revenue is captioned as revenue from casino contract.
In March 2023, SCIH and certain of its subsidiaries extended a prior master services agreement; and certain of its subsidiaries also extended the prior related work agreements (collectively, the “Management and Shared Services Arrangements”) with certain of Melco Resorts’ subsidiaries with respect to services provided to and from Studio City, which expired in June 2022 and were extended to December 31, 2032.
Under the Management and Shared Services Arrangements, certain of the corporate and administrative functions as well as operational activities of the Company are administered by staff employed by certain Melco Resorts subsidiaries, including senior management services, centralized corporate functions and operational and venue support services. Payment arrangements for the services are provided for in the individual work agreements and may vary depending on the services provided. Corporate services are charged at pre-negotiated
rates, subject to a base fee and cap. Senior management service fees and staff costs on operational services are allocated to the Company based on percentages of efforts on the services provided to the Company. Other costs in relation to shared office equipment are allocated based on a percentage of usage.
The Company believes the costs incurred under the Studio City Casino Agreement and the allocation methods under the Management and Shared Services Arrangements are reasonable and the accompanying consolidated financial statements reflect the Company’s cost of doing business. However, such allocations may not be indicative of the actual expenses the Company would have incurred had it operated as an independent company for the periods presented. Details of the services and related charges are disclosed in Note 1
7
.
The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
The accompanying consolidated financial statements include the accounts of SCIH and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

(b)	Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities.

Estimates are used for, but not limited to, inputs into the Company’s estimated allowances for deferred tax assets and credit losses, useful lives and recoverability of long-lived assets, litigation and contingency estimates. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Company estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

(d)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less. Cash equivalents consist of bank time deposits placed with financial institutions with high-credit ratings and quality.

(e)	Restricted Cash
The current portion of restricted cash, if any, represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Company expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current
portion of restricted cash represents funds that will not be released or utilized within the next twelve months
. Restricted cash mainly represents collateral bank accounts associated with borrowings under the credit facilities.

(f)	Accounts Receivable and Credit Risk
Accounts receivable, including hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts and reflects the net amount the Company expects to collect. The allowance for credit losses is estimated based on specific reviews of the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of customers, current business and economic conditions, and management’s expectations of future business and economic conditions.
Management believes that as of December 31, 2025 and 2024, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(g)	Inventories
Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the weighted average method.

(h)	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets represent current assets that are typically used up or expire within the normal operating cycle of the Company. The prepaid expenses as of December 31, 2025 and 2024 were $6,416 and $25,874, respectively, and the other current assets as of December 31, 2025 and 2024 were $4,324 and $3,266, respectively.

(i)	Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization, and accumulated impairment, if any. Gains or losses on dispositions of property and equipment are included in the accompanying consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
During the construction and development stage of Studio City, direct and incremental costs related to the design and construction, including costs under construction contracts, duties and tariffs, equipment installations, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest, including amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activities are substantially suspended.
Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as Studio City’s facilities are completed and opened.
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Buildings	4 to 40 years
Furniture, fixtures and equipment	2 to 15 years
Leasehold improvements	5 to 10 years or over the lease term, whichever is shorter
Motor vehicles	5 years

(j)	Capitalized Interest
Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activities are substantially suspended. The amount to be capitalized is determined by applying the weighted average interest rate of the Company’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expense incurred amounted to $126,266, $133,594 and $144,806, of which nil, nil and $15,239 were capitalized during the years ended December 31, 2025, 2024 and 2023, respectively.

(k)	Other Long-term Assets
Other long-term assets, net represents the payments to MRM from the Company for the future economic benefits of the Studio City Casino Agreement for the operation of Studio City Casino, less subsequent accumulated amortization and accumulated impairment, if any.

Other long-term assets are amortized using the straight-line method over the respective estimated useful lives of certain property and equipment for the operation of Studio City Casino (the “Studio City Gaming Assets”), ranging from 18 months
to 10 years. The Reversion Assets (as defined in Note 5) (including certain of the Studio City Gaming Assets) that reverted to the Macau government at the expiration of the previous gaming subconcession on December 31, 2022, are currently owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets (including certain of the Studio City Gaming Assets) were transferred by the Macau government to MRM for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets (as disclosed in Note 5).
The cost of the other long-term assets is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of an item of the Studio City Gaming Assets in Studio City Casino. Generally, any gain or loss arising on the disposal or retirement of cost of the other long-term assets is determined as the difference between the sale proceeds and the carrying amount of an item of the Studio City Gaming Assets and is recognized in the accompanying consolidated statements of operations.

(l)	Impairment of Long-lived Assets
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates, future market conditions and gross margin. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model involving significant assumptions, such as discount rates. If an asset is still under development, future cash flows include remaining construction costs.
No impairment of long-lived assets was recognized during the years ended
December 31, 2025, 2024 and 2023.

(m)	Deferred Financing Costs
Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term
debt are capitalized and amortized to interest expense over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in other assets, either current or non-current,
in the accompanying consolidated balance sheets, based on the maturity of each revolving credit facility. All other deferred financing costs are presented as a reduction of long-term debt in the accompanying consolidated balance sheets.

(n)	Land Use Right
Land use right represents the upfront land premium paid for the use of land held under an operating lease, which is stated at cost, net of accumulated amortization. Amortization is recognized over the estimated term of the land use right of 40 years on a straight-line basis.

( o )	Leases
At the inception of the contract or upon modification, the Company will perform an assessment as to whether the contract is a lease or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. A lessee has control of an identified asset if it has both the right to direct the use of the asset and the right to receive substantially all of the economic benefits from the use of the asset.
Finance and operating lease
right-of-use
assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The initial measurement of the right-of-use
assets also includes any prepaid lease payments and any initial direct costs incurred and is reduced by any lease incentive received. For leases where the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term. Leases with an expected term of 12 months or less are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s lease contracts have lease and
non-lease
components. For contracts in which the Company is a lessee, the Company accounts for the lease components and non-lease
components as a single lease component for all classes of underlying assets, except for real estate. For contracts in which the Company is a lessor, the lease components and non-lease
components are accounted for separately.

( p )	Revenue Recognition
The Company’s revenues from contracts with customers consist of revenue from casino contract, sales of rooms, food and beverage, entertainment, retail and other goods and services.
Revenue from casino contract represents revenue arising from the Studio City Casino Agreement for the operations of Studio City Casino by MRM. Under the Studio City Casino Agreement, MRM deducts gaming taxes and the costs incurred in connection with its operations from Studio City Casino’s gross gaming revenues, including the standalone selling prices of complimentary services within Studio City provided to the gaming patrons of Studio City Casino. The residual amount which the Company receives as revenue is captioned as revenue from casino contract. The Company has concluded that it is not the controlling entity to the arrangements and recognizes the revenue from casino contract on a net basis.
Non-gaming
revenues include services provided for cash consideration and services provided on a complimentary basis to the gaming patrons at Studio City. The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Company are excluded from revenues. Advance deposits on rooms and convention space and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Company are allocated to each good or service based on its relative standalone selling price.

The Company follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for the operations of an externally managed hotel and concluded that it is the controlling entity and is the principal to this arrangement. For the operations of this externally managed hotel, as the Company is the owner of the hotel property, the hotel manager operates the hotel under a management agreement providing management services to the Company, and the Company receives all rewards and takes substantial risks associated with the hotel’s business, it is the principal and the transactions are, therefore, recognized on a gross basis.
Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in mall revenues and are recognized over the terms of the related agreements on a straight-line basis. Sales-type lease income is included in retail and other revenues and is recognized on an effective interest rate basis at a constant rate of return over the term of the applicable leases using the rate implicit in the leases.
Contract and Contract-Related Liabilities
In providing goods and services to customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability. The Company’s primary types of liabilities related to contracts with customers are advance deposits on rooms and convention space and advance ticket sales which represent cash received in advance for goods or services yet to be provided. These amounts are included in accrued expenses and other current liabilities on the accompanying consolidated balance sheets and will be recognized as revenues when the goods or services are provided or the events are held. Decreases in this balance generally represent the recognition of revenues and increases in the balance represent additional deposits made by customers. The deposits are expected to primarily be recognized as revenues within one year. Advance customer deposits and ticket sales of $4,692 as of December 31, 2025
d
ecreased by $952 from the balance of $5,644 as of December 31, 2024. Advance customer deposits and ticket sales of $5,644 as of December 31, 2024 increased by $1,212 from the balance of $4,432 as of December 31, 2023.

( q )	Pre-opening Costs
Pre-opening
costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up
operations and are expensed as incurred. During the years ended December 31, 2025, 2024 and 2023, the Company incurred pre-opening
costs in connection with the development of Studio City Phase 2 and other one-off
activities related to the marketing of new facilities and operations of Studio City.

( r )	Advertising and Promotional Costs
The Company expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $33,663, $33,165 and $22,668 for the years ended December 31, 2025, 2024 and 2023, respectively.

( s )	Interest Income
Interest income is recorded on an accrual basis at the stated interest rate and is recorded in interest income in the accompanying consolidated statements of operations.

(t)	Foreign Currency Transactions and Translations
All transactions in currencies other than functional currencies of SCIH and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the accompanying consolidated statements of operations.
The functional currency of SCIH is the U.S. dollar (“$” or “US$”) and the functional currency of most of SCIH’s foreign subsidiaries is the local currency in which the subsidiary operates. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of foreign subsidiaries’ financial statements are recorded as a component of other comprehensive (loss) income.

( u )	Comprehensive Loss and Accumulated Other Comprehensive Income
Comprehensive loss includes net loss and other
non-shareholder
changes in equity, or other comprehensive (loss) income. Components of the Company’s comprehensive loss are reported in the accompanying consolidated statements of equity and consolidated statements of comprehensive loss.
As of December 31, 2025 and 2024, the Company’s accumulated other comprehensive income consisted solely of foreign currency translation adjustments, net of participation interest.

( v )	Income Tax
The Company is subject to income taxes in Macau and Hong Kong where it operates.
Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the accompanying consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company’s income
tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of the position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

( w )	Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
Basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the year.
Diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited adjusted

(w)	Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share - continued

for participation interest by the weighted average number of Class A ordinary shares outstanding during the year adjusted to include the number of additional Class A ordinary shares that would have been outstanding if potential dilutive securities had been issued and the if-converted
method is applied for the potential dilutive effect of the exchange of Class B ordinary shares for the proportionate number of Class A ordinary shares. During the years ended December 31, 2025, 2024 and 2023, there were anti-dilutive Class A ordinary shares that would have been outstanding if potential dilutive securities had been issued and the if-converted
method is applied for the potential dilutive effect of the exchange of Class B ordinary shares for the proportionate number of Class A ordinary shares.
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share does not include Class B ordinary shares as such shares do not participate in the net loss of SCIH. As a result, Class B ordinary shares are not considered participating securities and are not included in the weighted average number of shares outstanding for purposes of computing net loss attributable to Studio City International Holdings Limited per share.
The weighted average number of Class A ordinary shares used in the calculation of basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	770,352,700	770,352,700
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	—	—	—

Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	770,352,700	770,352,700

Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	72,511,760	72,511,760

(x)	Recent Changes in Accounting Standards
Newly Adopted Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-09,
“Improvements to Income Tax Disclosures” which includes amendments that further enhance income tax disclosures, primarily through providing additional information in the rate reconciliation and additional disclosures about income taxes paid by jurisdiction. The Company adopted ASU
2023-09
prospectively for the year ended December 31, 2025. The adoption of this guidance did not have an effect on the Company’s financial position, results of operations and cash flows, noting the adoption resulted in additional disclosures only in the current annual period. Refer to Note 13 for the income tax disclosures.
Recent Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. This guidance will be applied either prospectively or retrospectively. The Company is currently evaluating the impact that the adoption of these standards will have on the Company’s consolidated financial statements and disclosures.
In July 2025, the FASB issued ASU
2025-05,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. ASU
2025-05
provides a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets. ASU
2025-05
is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods and should be applied prospectively. Early adoption is permitted, and the Company is currently assessing the impact of adoption.